Stock-Based Compensation	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-Based Compensation

18. STOCK-BASED COMPENSATION

[a]	Incentive Stock Option Plan

The Company currently has two incentive stock option plans in effect: the 2009 Stock Option Plan, which was adopted by the Company’s shareholders on May 6, 2010; and the Amended and Restated Incentive Stock Option Plan [the “1987 Stock Option Plan”], which was adopted by shareholders on December 10, 1987, and subsequently amended on May 18, 2000 and May 10, 2007.

Upon adoption of the 2009 Plan, new grants under the 1987 Plan were frozen, but all outstanding options were permitted to continue to vest and be exercisable in accordance with their terms.

2009 Stock Option Plan

Under the 2009 Stock Option Plan, the Company may grant options to purchase Common Shares to full-time employees and consultants of the Company and its subsidiaries. The maximum number of shares that can be reserved for issuance under the option plan is 16,000,000 shares. The number of shares available to be granted at December 31, 2013 was 7,516,831 [2012 - 8,457,666]. All options granted are for terms of up to seven years from the grant date. Options issued under the 2009 Option Plan to employees and consultants generally vest as to one-third on each of the first three anniversaries of the date of grant. All options allow the holder to purchase Common Shares at a price equal to or greater than the closing market price of such shares on the date prior to the date of the grant.

1987 Stock Option Plan

The Company previously granted options to purchase Common Shares to full-time employees, outside directors or consultants of the Company under the 1987 Stock Option Plan. Upon shareholder approval of the Company’s 2009 Stock Option Plan, the 1987 Stock Option Plan was terminated such that no future grants could be made, but previously granted options would continue to vest and be exercisable in accordance with their original terms of grant. All options granted under the 1987 Stock Option Plan are for terms of up to seven years from the grant date. All options allow the holder to purchase Common Shares at a price equal to or greater than the closing market price of such shares on the date prior to the date of the grant or modification.

The following is a continuity schedule of all options outstanding [number of options in the table below are expressed in whole numbers]:

	Options outstanding
	Number of options	Weighted average exercise price		Number of options exercisable

Outstanding at December 31, 2010	11,142,450	Cdn$	34.22	3,362,116
Exercised [i]	(2,737,253)		33.28	(2,737,253)
Cancelled	(1,537,830)		48.86	(1,426,164)
Vested	0		0	2,868,001

Outstanding at December 31, 2011	6,867,367	Cdn$	31.54	2,066,700
Granted	1,389,000		48.22	0
Exercised [ii]	(1,525,159)		28.46	(1,525,159)
Cancelled	(107,966)		53.14	(58,967)
Vested	0		0	2,745,000

Outstanding at December 31, 2012	6,623,242	Cdn$	35.39	3,227,574
Granted	1,060,000		57.02	0
Exercised [iii]	(2,805,969)		31.99	(2,805,969)
Cancelled	(119,165)		51.46	(31,667)
Vested	0		0	2,457,171

Outstanding at December 31, 2013	4,758,108	Cdn$	41.82	2,847,109

The total intrinsic value of options exercised during 2013 was $56 million [2012 - $6 million; 2011 - $19 million].

[i]	During 2011, 1,283,334 options were exercised on a cashless basis in accordance with applicable stock option plans. On exercise, cash payments totalling $30 million were made to the stock option holders.
[ii]	During 2012, 1,100,001 options were exercised on a cashless basis in accordance with applicable stock option plans. On exercise, cash payments totalling $19 million were made to the stock option holders.
[iii]	During 2013, 849,999 options were exercised on a cashless basis in accordance with the applicable stock option plans. On exercise, cash payments totalling $23 million were made to the stock option holders.

All cash payments were calculated using the difference between the aggregate fair market value of the Option Shares based on the closing price of the Company’s Common Shares on the Toronto Stock Exchange [“TSX”] on the date of exercise and the aggregate Exercise Price of all such options surrendered.

At December 31, 2013, the outstanding options consist of [number of options in the table below are expressed in whole numbers]:

	Options outstanding
	Number of options		Remaining contractual life [years]	Number of options exercisable

$15 to $20		487,008	2.2		487,008
$25 to $30		1,398,853	3.2		1,398,853
$35 to $40		20,000	3.4		20,000
$45 to $50		1,156,324	4.3		275,325
$50 to $55		665,923	4.0		665,923
Over $55		1,030,000	6.2		0

		4,758,108			2,847,109

Weighted average exercise price	Cdn$	41.82		Cdn$	34.33

Weighted average life remaining [years]		4.31			3.38

Aggregate intrinsic value at December 31, 2013		$198			$139

The weighted average assumptions used in measuring the fair value of stock options granted are as follows:

	2013	2012	2011

Risk-free interest rate	1.32%	2.23%	0
Expected dividend yield	2.00%	2.00%	0
Expected volatility	34%	43%	0
Expected time until exercise	4.5 years	4.5 years	0

Weighted average fair value of options granted in year [Cdn$]	$14.02	$15.37	$0

[b]	Long-term retention program

The Company awarded certain executives an entitlement to Common Shares in the form of restricted stock. Such shares become available to the executives, subject to acceleration on death or disability, after an approximate four-year holding period, provided certain conditions are met, and are to be released in equal amounts over a 10-year period, subject to forfeiture under certain circumstances. The stock that has not been released to the executives is reflected as a reduction in the stated value of the Company’s Common Shares.

The following is a continuity of the stock that has not been released to the executives and is reflected as a reduction in the stated value of the Company’s Common Shares [number of Common Shares in the table below are expressed in whole numbers]:

	Number of shares	Stated value

Awarded and not released, December 31, 2010	1,182,736	$40
Release of restricted stock	(156,432)	(5)

Awarded and not released, December 31, 2011	1,026,304	35
Release of restricted stock	(143,316)	(5)

Awarded and not released, December 31, 2012	882,988	30
Release of restricted stock	(152,512)	(5)

Awarded and not released, December 31, 2013	730,476	$25

[c]	Restricted stock unit program

In a number of different circumstances, the Company awards restricted stock units [“RSUs”] to certain executives and other employees as part of the Company’s compensation program. These RSUs are notional units, each of which is equivalent to one Magna Common Share. In most cases, the RSUs are redeemable solely at the Company’s option, either by delivery of the specified number of Common Shares or the cash value on the redemption date [based on the 20-day weighted average trading price]. Redemption of the RSUs generally occurs on December 15 of the second year after the date of grant, subject to earlier redemption or cancellation in specified circumstances. In some cases, RSUs are subject to vesting and other conditions and quarterly dividend equivalents are paid to the grantees.

The Company maintains a Non-Employee Director Share-Based Compensation Plan [“DSU Plan”] which governs the 60% portion of the annual retainer payable to Independent Directors which is mandatorily deferred in the form of Deferred Share Units [“DSUs”]. Additionally, each Independent Director may annually elect to defer up to 100% of his or her total annual cash compensation from Magna [including committee retainers, meeting and other fees]. The amounts deferred in the DSU Plan are reflected in DSUs, which are notional units, the value of which increases or decreases in direct relation to, the New York Stock Exchange [“NYSE”] market price of Magna Common Shares. Dividend equivalents are credited on DSUs at the times and in the amounts of dividends that are declared and paid on Magna’s Common Shares. All DSUs are fully vested on the date allocated to an Independent Director under the DSU Plan and are settled in cash only upon an Independent Director’s retirement from the Board.

The following is a continuity schedule of restricted stock unit programs outstanding [number of stock units in the table below are expressed in whole numbers]:

	Equity classified RSUs	Liability classified RSUs	Liability classified DSUs	Total

Outstanding at December 31, 2010	181,732	34,242	186,348	402,322
Granted	208,458	4,150	22,669	235,277
Dividend equivalents	2,022	946	4,696	7,664
Redeemed	(24,486)	(9,532)	(15,267)	(49,285)

Outstanding at December 31, 2011	367,726	29,806	198,446	595,978
Granted	320,131	15,364	37,456	372,951
Dividend equivalents	1,895	1,133	5,145	8,173
Redeemed	(84,322)	(26,204)	(34,124)	(144,650)

Outstanding at December 31, 2012	605,430	20,099	206,923	832,452
Granted	224,841	13,825	30,716	269,382
Dividend equivalents	1,262	624	2,815	4,701
Redeemed	(199,679)	(4,429)	(113,007)	(317,115)

Outstanding at December 31, 2013	631,854	30,119	127,447	789,420

[d]	Compensation expense related to stock-based compensation

Stock-based compensation expense recorded in selling, general and administrative expenses related to the above programs is as follows:

	2013	2012	2011

Incentive Stock Option Plan	$15	$19	$21
Long-term retention	4	5	7
Restricted stock unit	16	14	6

	35	38	34
Fair value adjustment for liability classified DSUs	5	4	(3)

Incentive Stock Option Plan	$40	$42	$31